Operating segments - Additional information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [Line Items]
Percentage of capital expenditure	100.00%
Percentage of depreciation and amortisation	100.00%
Subsidiaries
Disclosure of operating segments [Line Items]
Share of sales revenue of equity accounted units	$ 44	$ 34	$ 32
Gross product sales
Disclosure of operating segments [Line Items]
Share of sales revenue of equity accounted units	$ 3,117	$ 2,441	$ 2,234
Gove Refinery
Disclosure of operating segments [Line Items]
Group interest (%)	100.00%